LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES
NOTE 8:-	LEASES

The Company has entered into various non-cancelable operating leases for its offices expiring between fiscal 2024 and 2031. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early. The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancelable monthly lease agreements for short-term periods of up to one year. The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024 (unaudited):

Amount

The remainder of 2024	$10,200
2025	20,142
2026	13,115
2027	9,049
2028	7,060
Thereafter	206
Total undiscounted cash flows	$59,772
Less: Imputed interest	$(2,927)
Present value of lease liabilities	$56,845

Supplemental balance sheet information related to leases is as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Weighted-average remaining lease term	3.3 years	3.7 years
Weighted-average discount rate	3.6%	3.5%